CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 30,109	$ 32,623	$ 34,016	$ 28,623	$ 28,312	$ 25,554
Non-controlling interest - in operating subsidiaries	(20,485)		(23,661)
Deficit	5,063		4,419
Accumulated other comprehensive income	(1,062)		(1,161)
Ownership changes	(587)		(581)
Invested Capital	$ 13,038	$ 13,035	$ 13,032	$ 12,289	$ 12,287	$ 12,281
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%